LOANS AND BORROWINGS	6 Months Ended
Dec. 31, 2024
LOANS AND BORROWINGS [Abstract]
LOANS AND BORROWINGS
10.	LOANS AND BORROWINGS

	December 31, 2024 US$	June 30, 2024 US$
Current
Lease liabilities	570,621	439,382
Other loans and borrowings	6,548	6,373
Total current loans and borrowings	577,169	445,755

Non-current
Lease liabilities	3,598,131	1,026,398
Other loans and borrowings	15,739	18,520
Total non-current loans and borrowings	3,613,870	1,044,918

Total loans and borrowings	4,191,039	1,490,673